Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 6/30/2025 8:38:06 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
223519753		3158549161			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223519842		3158549322			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document